Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current [Text Block]
12.
Accrued Charter Revenue, Current and Non-Current, Unearned Revenue, Current and Non-Current and Time Charter Assumed, Current and Non-Current:

(a) Accrued Charter Revenue, Current and Non-Current:
The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of
December 31, 2019
and
2020,
reflect revenue earned, but
not
collected, resulting from charter agreements providing for varying annual charter rates over their terms, which were accounted for on a straight-line basis at their average rates.

As at
December 31, 2019,
the net accrued charter revenue, totaling (
$13,034
) (discussed in (b) below) is included in Unearned revenue in current and non-current liabilities in the accompanying consolidated balance sheet. As at
December 31, 2020,
the net accrued charter revenue, totaling (
$34,284
) (discussed in (b) below) is included in Unearned revenue in current and non-current liabilities in the accompanying consolidated balance sheet. The maturities of the net accrued charter revenue as of
December 31
of each year presented below are as follows:

Year ending December 31,	Amount
2021	$(4,657)
2022	(4,657)
2023	(8,134)
2024	(10,126)
2025	(4,657)
2026 and thereafter	(2,053)
Total	$(34,284)

(b) Unearned Revenue, Current and Non-Current:
The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of
December 31, 2019
and
2020,
reflect: (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not
been met and (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate.

	December 31, 2019	December 31, 2020
Hires collected in advance	$5,286	$7,236
Charter revenue resulting from varying charter rates	13,034	34,284
Total	$18,320	$41,520
Less current portion	(10,387)	(11,893)
Non-current portion	$7,933	$29,627

(c) Time Charter Assumed, Current and Non-Current:
On
November 12, 2018,
the Company purchased from York its
60%
of the equity interest in the companies owning the containerships
Triton
,
Titan
,
Talos
,
Taurus
and
Theseus
(Note
6
).
Any favorable lease terms associated with these vessels were recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition and will be amortized over a period of
7.4
years. As of
December 31, 2019,
and
2020,
the aggregate balance of time charter assumed (current and non-current) was
$1,222
and
$1,030,
respectively, and is separately reflected in the accompanying consolidated balance sheets. During the years ended
December 31, 2018,
2019
and
2020,
the amortization expense of Time charter assumed amounted to
$27,
$191
and
$192,
respectively, and is included in Voyage revenue in the accompanying consolidated statements of operations.